Employee Benefit Plans - Stock Purchase Plan (Details) - Employee Stock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 23	$ 20	$ 18
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP, annual contributions per employee, percent	3.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP, annual contributions per employee, percent	15.00%